SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 619	$ 512
Grants in advance	94	87
Others	240	271
Other payables and accrued expenses	$ 953	$ 870